TRADE PAYABLES	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TRADE PAYABLES

11. TRADE PAYABLES

	As of
	March 31, 2026 (Unaudited)	September 30, 2025
	USD’000	USD’000
Trade payables	2,099	1,930

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value.